Stock Based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Net settlement resulted in increase in treasury shares | $	$ (124,109)
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock based compensation expense | $	$ 14,100	$ 17,900	$ 25,300
Number of share vested	16,251,664
Shares withheld	5,171,224
Unrecognized stock based compensation | $	$ 20,500
Weighted average recognition period	1 year 7 months 6 days
Ordinary shares issued for tax withholding requirements	16,251,664
Price per ordinary share | $ / shares	$ 24
Net settlement resulted in increase in treasury shares | $	$ 124,100
Number of shares authorized in share based payments	304,349	1,051,544	1,625,338
Pre-IPO Equity Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of outstanding options for non-voting ordinary shares converted to options for ordinary shares	one-for-one basis
Description of outstanding RSUs for non-voting ordinary shares converted to RSUs for ordinary shares	one-for-one basis
2018 Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incentive plan termination period	10 years
Ordinary shares reserved for issuance	54,600,000
Ordinary shares remained available for future issuance	18,706,701
Percentage of shares reserved for issuance of number of ordinary shares and special shares outstanding	1.00%
2024 ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares reserved for issuance	4,680,000
Percentage of shares reserved for issuance of number of ordinary shares and special shares outstanding	1.00%
Shares reserved for issuance, annual increase in number of ordinary shares	4,680,000
Shares authorized	0